Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Instruments, Fair Value
The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2016 and 2015:

		(Liability) Asset Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2016	2015
Derivatives designated as hedging instruments
Forward contracts	Other receivables	$—	$454
	Accrued payroll and other liabilities	(100)	—
2013 Cross-currency interest rate swap (i)	Derivative instruments	(3,274)	4,615
2016 Cross-currency interest rate swap (i)	Derivative instruments	(27,217)	—
		(30,591)	5,069
(i) At December 31, 2016, presented in the consolidated balance sheet as follows: $19,876 as a current liability a
$10,615 as a non-current liability. At December 31, 2015, presented in the consolidated balance sheet as follo
$6,741 as a non-current asset and $2,126 as a current liability.

Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)
The following table presents the pretax amounts affecting income and other comprehensive income for the fiscal years ended December 31, 2016, 2015 and 2014 for each type of derivative relationship:

	Forward contracts			Cross-currency interest rate swaps			Total
Derivatives in Cash Flow Hedging Relationships	2016	2015	2014	2016	2015	2014	2016	2015	2014
(Loss) Gain Recognized in Accumulated OCI on Derivative (Effective Portion)	$(1,861)	$1,903	$1,925	$(16,952)	$18,584	$3,233	$(18,813)	$20,487	$5,158
Loss (Gain) Reclassified from Accumulated OCI into Income (Effective Portion) (i)	1,307	(2,306)	(1,451)	9,935	(11,903)	(1,341)	11,242	(14,209)	(2,792)
Loss Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion) (ii)	—	—	—	—	(2,650)	—	—	(2,650)	—

(i) The (loss) gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net (loss) gain recognized in income related to the cross-currency interest rate swap is presented in the consolidated income (loss) statement as follows: a (loss) gain of ($6,997), $13,595 and $5,084 for the fiscal year 2016, 2015 and 2014, respectively, as an adjustment to foreign exchange results and a loss of $2,938, $1,692 and $3,743, for the fiscal years 2016, 2015 and 2014, respectively, as an adjustment to net interest expense.

(ii)
In the fiscal year 2015 related to the loss incurred in connection with the amendment of the cross-currency interest rate swap agreement. These results were recorded within “Loss from derivative instruments” in the Company’s consolidated statements of income (loss).

Derivative Instruments, Gain (Loss)
The following table presents the pretax amounts affecting income for the fiscal year ended December 31, 2016:

	2016
Derivatives in Fair Value Hedging Relationships	Loss recognized in Income on hedging derivatives	Gain recognized in Income on hedging items

Cross-currency swaps (i)	(5,814)	2,877

(i)	The loss amounting to $2,938, related to the ineffective portion of derivatives, was recorded within “Loss from derivative instruments” in the Company’s consolidated statements of income (loss).

Schedule Of Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance

		Loss Recognized in Income on Derivative instruments
Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Income	2016	2015	2014
Total equity return swap	General and administrative expenses (i)	$—	$(1,743)	$(6,861)
	Net interest expense	—	(453)	(360)
Others	Loss from derivative instruments	(127)	(244)	(685)
Total		$(127)	$(2,440)	$(7,906)

(i)	For the fiscal year 2015, includes a loss amounting to $1,252 excluded from Adjusted EBITDA as from the total vesting of the plan. See Adjusted EBITDA reconciliation in Note 21.